Deferred Income Tax (Tables)	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Changes of Net Deferred Tax Assets and Liabilities
The changes of net deferred tax assets and liabilities for the fiscal years ended March 31, 2025 and 2024 were as follows:

	For the fiscal year ended March 31,
	2025	2024
	(In millions)
At beginning of period	¥(622,259)	¥(250,120)
Deferred tax benefit	310,959	56,011
Deferred tax relating to other comprehensive income:
Remeasurements of defined benefit plans reserve	8,168	(15,485)
Financial instruments at fair value through other comprehensive income reserve	103,410	(417,101)
Own credit on financial liabilities designated at fair value through profit or loss reserve	(3,013)	3,644
Exchange differences on translating foreign operations reserve	(20)	—
Acquisition and disposal of subsidiaries and businesses	(314)	(50)
Exchange differences and others	478	842

At end of period	¥(202,591)	¥(622,259)

Deferred Tax Assets and Liabilities
The deferred tax assets and liabilities at March 31, 2025 and 2024 were attributable to the following items:

	At March 31,
	2025	2024
	(In millions)
Deferred tax assets:
Loans and advances	¥541,431	¥479,525
Lease liabilities	103,033	108,270
Provision for interest repayment	58,601	34,185
Derivative financial instruments	48,391	—
Retirement benefits	8,743	9,633
Tax losses carried forward	4,368	14,493
Investment securities	2,888	10,958
Other deductible temporary differences	235,494	185,708

Total deferred tax assets	1,002,949	842,772

Deferred tax liabilities:
Investment securities	845,837	1,003,374
Right of use assets	102,853	108,421
Retirement benefits	75,700	91,220
Goodwill and intangible assets	11,904	17,583
Lease transactions	5,560	5,972
Property, plant and equipment	2,998	4,015
Derivative financial instruments	—	91,464
Other taxable temporary differences	160,688	142,982

Total deferred tax liabilities	1,205,540	1,465,031

Net deferred tax liabilities (1)	¥(202,591)	¥(622,259)

(1)
Deferred tax assets and deferred tax liabilities are offset in the consolidated statements of financial position if the entity has a legally enforceable right to set off current tax assets against current tax liabilities, and the deferred tax assets and the deferred tax liabilities relate to income taxes levied by the same taxation authority on the same taxable entity.

Amounts of Deductible Temporary Differences and Tax Losses Carried Forward by Expiration Date
The following table shows the amounts of deductible temporary differences and tax losses carried forward by expiration date at March 31, 2025 and 2024 for which no deferred tax assets were recognized.

	At March 31,
	2025	2024
	(In millions)
Deductible temporary differences	¥313,645	¥249,254
Tax losses carried forward which will expire in 1 year	14,653	17,910
2 years	34,369	13,539
3 years	2,540	34,740
4 years	114,096	2,540
5 years	46,323	140,072
6 years	40,580	47,298
7 years	40,090	41,376
8 years	34,383	40,738
9 years	43,006	34,344
10 years and thereafter	71,371	56,634

Total deductible temporary differences and tax losses carried forward (1)	¥755,056	¥678,445

(1)
Under the group aggregation system, the Company and its wholly-owned domestic subsidiaries recognized deferred tax assets relating to deductible temporary differences and tax losses carried forward on a consolidated basis for Japanese national corporation tax purposes and on a stand-alone basis for Japanese local corporation tax purposes. There are deductible temporary differences and tax losses carried forward on which deferred tax assets are recognized for Japanese national corporation tax purposes, but on which no deferred tax assets are recognized for Japanese local corporation tax purposes. These deductible temporary differences and tax losses carried forward amounted to ¥
304,322 million and ¥221,489 million at March 31, 2025 and 2024, respectively.

Deferred Tax Expense
Deferred tax benefit and expense for the fiscal years ended March 31, 2025 and 2024 were attributable to the following temporary differences and tax losses carried forward:

	For the fiscal year ended March 31,
	2025	2024

	(In millions)
Derivative financial instruments	¥142,796	¥37,699
Loans and advances	64,071	28,514
Investment securities	46,020	(54,760)
Provision for interest repayment	24,415	(1,778)
Tax losses carried forward	(10,807)	(78,217)
Goodwill and intangible assets	6,690	6,634
Retirement benefits	6,560	5,350
Right of use assets	5,253	4,539
Lease liabilities	(4,899)	(4,254)
Property, plant and equipment	1,027	91,002
Lease transactions	804	1,450
Other temporary differences—net	29,029	19,832

Total deferred tax benefit	¥310,959	¥56,011